Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes

(11) INCOME TAXES

The Company, a limited liability company, is taxed at its parent level, Holdings. All income tax balances resulting from the operations of Zayo Group are pushed down to the Company.

The Company's provision for income taxes during the three and nine months ended March 31, 2012 and 2011 is summarized as follows:

	For the three months ended March 31,		For the nine months ended March 31,
	2012	2011	2012	2011
Federal income taxes — current	$(648)	$409	$(648)	$633
Federal income taxes — deferred	8,767	413	14,900	4,236

Provision for federal income taxes	8,119	822	14,252	4,869

State income taxes — current	(609)	1,548	359	1,942
State income taxes — deferred	3,656	213	4,154	666

Provision for state income taxes	3,047	1,761	4,513	2,608

Total provision for income taxes	$11,166	$2,583	$18,765	$7,477

The Company's effective income tax rate differs from what would be expected if the federal statutory rate were applied to earnings before income taxes primarily because of certain expenses that represent permanent differences between book and tax expenses/deduction, such as stock-based compensation expenses that are deductible for financial reporting purposes but not deductible for tax purposes.

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate (34%) to the earnings before income taxes during the three and nine month periods ended March 31, 2012 and 2011 follows:

	For the three months ended March 31,		For the nine months ended March 31,
	2012	2011	2012	2011
Expected provision at statutory rate of 34%	$2,894	$(4,889)	$6,185	$(2,881)
Increase due to:
Non-deductible stock-based compensation	5,610	6,610	8,691	8,925
State income taxes, net of federal benefit	2,011	826	2,978	1,095
Transaction costs not deductible	879	8	1,082	294
Other, net	(228)	28	(171)	44

Provision for income taxes	$11,166	$2,583	$18,765	$7,477

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Each interim period, management estimates the annual effective tax rate and applies that rate to its reported year-to-date earnings. The tax expense or benefit related to significant, unusual, or extraordinary items that will be separately reported, or reported net of their related tax effect, are individually computed and are recognized in the interim period in which those items occur. In addition, the effect of changes in enacted tax laws or rates or tax status is recognized in the interim period in which the change occurs.

The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent differences, and the likelihood of realizing deferred tax assets generated in both the current year and prior years. The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is acquired, additional information is obtained, or the tax environment changes. The effective tax rate is significantly affected by the amount of non-deductible stock-based compensation recognized during the year. As part of estimating the annual effective tax rate, management estimates the amount of non-deductible stock-based compensation the Company will incur in future periods. Due to changes is business and market conditions, it is difficult to forecast the value of the common units and the resulting impact on the non-deductible stock-based compensation expense during the year and as such the estimated annual effective tax rate can change in future interim periods.

The Company is subject to audit by various taxing authorities, and these audits may result in proposed assessments where the ultimate resolution results in the Company owing additional income taxes. The statute of limitations is open with respect to tax years 2007 to 2010 however, to the extent that the Company has an NOL which was generated in a tax year outside of this statute of limitations period, such tax years will remain open until such NOLs are utilized by the Company. The Company establishes reserves, when the management believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefits. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The application of income tax law is inherently complex, as such; it requires many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax laws and regulations change over time; as such, changes in these subjective assumptions and judgments can materially affect amounts recognized in the balance sheets and statements of operations. At March 31, 2012 and June 30, 2011, there were no unrecognized tax benefits. As of March 31, 2012 and June 30, 2011, there was no accrued interest or penalties related to uncertain tax positions.

Management believes it is more likely than not that it will utilize a portion of its net deferred tax assets to reduce or eliminate tax payments in future periods. The Company's evaluation encompassed (i) a review of its recent history of profitability for the past three years (excluding permanent book versus tax differences) and (ii) a review of internal financial forecasts demonstrating its expected capacity to utilize its deferred tax assets. Based on review of the Company's forecasted taxable income, the timing of the reversal of temporary tax differences and the expiration date of the Company's NOLs, management estimates the valuation allowance associated with the deferred tax assets to be $52,885 and $0 as of March 31, 2012 and June 30, 2011, respectively. The valuation allowance at March 31, 2012 relates to the limitation on the Company's ability to utilize a portion of the NOLs acquired from 360networks before they expire (See Note 4 — Acquisitions).

(11) INCOME TAXES

The Company, a limited liability company, is taxed at its parent level, Holdings. All income tax balances resulting from the operations of Zayo Group are pushed down to the Company.

The Company's provision for income taxes is summarized as follows:

	Year Ended June 30,
	2011	2010	2009
Federal income taxes — current	$—	$—	$—
Federal income taxes — deferred	10,140	3,556	(1,806)

Provision for federal income taxes	10,140	3,556	(1,806)

State income taxes — current	1,449	755	(247)
State income taxes — deferred	953	512	(268)

Provision for state income taxes	2,402	1,267	(515)

Provision/(benefit) for income taxes	$12,542	$4,823	$(2,321)

The Company's effective income tax rate differs from what would be expected if the federal statutory rate were applied to earnings before income taxes primarily because of certain expenses that represent permanent differences between book and tax expenses/deduction, such as stock-based compensation expenses that are deductible for financial reporting purposes but not deductible for tax purposes.

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate (34%) to the earnings before income taxes for each of the years in the three-year period ended June 30, 2011 follows:

	Year Ended June 30,
	2011	2010	2009
		(Restated)
Expected provision at statutory rate of 34%	$2,566	$(3,126)	$(4,053)
Increase due to:
Non-deductible stock-based compensation	7,824	6,177	2,158
State income taxes, net of federal benefit	1,564	786	(248)
Transactions costs not deductible for tax purposes	294	385	—
Other, net	294	601	(178)

Provision/(benefit) for income taxes	$12,542	$4,823	$(2,321)

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The tax effect of temporary differences that give rise to significant portions of the deferred taxes assets and deferred tax liabilities are as follows:

	Year Ended June 30,
	2011	2010
	(Restated)	(Restated)
Deferred income tax assets
Net operating loss carry forwards	$37,897	$27,666
Alternate minimum tax credit carryforwards	78	78
Deferred revenue	13,655	8,752
Unrealized loss on interest rate swaps	—	223
Accrued expenses	3,030	676
Other liabilities	1,775	354
Allowance for doubtful accounts	826	1,168
Other	2	1

Total deferred income tax assets	57,263	38,918

Deferred income tax liabilities
Property and equipment	33,804	23,942
Intangible assets	34,515	12,649
Investment in unconsolidated subsidiary	4,164	—

Total deferred income tax liabilities	72,483	36,591

Net deferred income tax (liability)/assets	$(15,220)	$2,327

As of June 30, 2011 and June 30, 2010, the Company had $100,533 and $74,718 of net operating loss ("NOLs") carry forwards, respectively. The Company acquired $5,060 of NOLs in the Northwest Telephone acquisition, $67,821 of NOLs in the FiberNet acquisition and $41,261 of NOLs in the AFS acquisition. Each of these acquisitions, however, was a "change in ownership" within the meaning of Section 382 of the Internal Revenue Code and, as a result, such NOL's are subject to an annual limitation, and thus the Company is limited in its ability to use such NOLs to reduce its income tax liabilities. The current annual NOL usage limitation related to the Company's acquired NOLs is $11,206. Additionally the Company generated $2,321 of NOLs for the years ended June 30, 2009 and 2008 which are also available to offset future taxable income.

For the year ended June 30, 2011, the Company estimated that is will utilize $27,962 of its acquired NOL carryforwards including $10,990 of Onvoy's NOL carryforwards to offset taxable income — See Note 13 Equity, for a discussion of the tax sharing agreement between the Company and Onvoy. During the period from the spin-off date of Onvoy, March 12, 2010, through June 30, 2010, the Company estimated that it would utilize $3,001 of Onvoy's NOL carryforwards to offset fiscal year 2010 taxable income. The tax effected benefit resulting from the expected utilization of Onvoy NOL carryforwards of $3,737 and $1,200 during the years ended June 30, 2011 and 2010, respectively, have been reflected on the statement of member's equity.

The Company's NOLs, if not utilized to reduce taxable income in future periods, will expire in various amounts beginning in 2015 and ending in 2029.

The Company is subject to audit by various taxing authorities, and these audits may result in proposed assessments where the ultimate resolution results in the Company owing additional income taxes. The statute of limitations is open with respect to tax years 2007 to 2010 however, to the extent that the Company has an NOL balance which was generated in a tax year outside of this statute of limitations period, such tax years will remain open until such NOLs are utilized by the Company. The Company establishes reserves, when the management believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefits. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Prior to the adoption, the Company recognized the effect of income tax positions only if such positions were probable of being sustained. The application of income tax law is inherently complex, as such; it requires many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax laws and regulations change over time; as such, changes in these subjective assumptions and judgments can materially affect amounts recognized in the balance sheets and statements of operations. At June 30, 2011 and June 30, 2010, there were no unrecognized tax benefits. As of June 30, 2011 and June 30, 2010, there was no accrued interest or penalties related to uncertain tax positions.

Management believes it is more likely than not that it will utilize its net deferred tax assets to reduce or eliminate tax payments in future periods. The Company's evaluation encompassed (i) a review of its recent history of profitability for the past three years (excluding permanent book versus tax differences) and (ii) a review of internal financial forecasts demonstrating its expected capacity to utilize deferred tax assets.